Income tax - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Income tax (benefit)/expense relating to components of other comprehensive (loss)/income	€ (268,000,000)	€ 163,000,000	€ (31,000,000)
Tax effect of gain on sale of long term investment reclassified to accumulated deficit	30,000,000
Deferred tax liability recognized on investment in subsidiaries	€ 0
Luxembourg
Disclosure Of Income Tax [Line Items]
Statutory tax rate	24.94%
Provisions
Disclosure Of Income Tax [Line Items]
Uncertain tax position liability, expected to be resolved	€ 2,000,000
Uncertain tax position liability	6,000,000
Uncertain tax positions expected to be resolved in the next twelve months	2,000,000
Gross impact of uncertain tax positions	€ 35,000,000